UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE

FUNDS – GLOBAL ALL CAP GROWTH AND

VALUE FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 92.8%
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.4%
19,200	Honda Motor Co., Ltd., Sponsored ADR	$504,000

Household Durables - 0.8%
21,000	Koninklijke Philips Electronics N.V., New York Reg Shares	547,680
21,085	Newell Rubbermaid Inc.	453,749

		1,001,429

Leisure Equipment & Products - 0.4%
15,230	Fuji Photo Film Co. Ltd., ADR	553,001

Media - 8.7%
46,650	Cablevision Systems Corp., NY Group Class A Shares (a)	1,277,744
22,865	Comcast Corp., Class A Shares (a)	736,024
44,400	Comcast Corp., Special Class A Shares (a)	1,403,484
8,300	Grupo Televisa, S.A., Sponsored ADR	488,289
184,700	Liberty Media Corp., Class A Shares (a)	1,928,268
4,165	Liberty Media International, Inc., Class A Shares (a)	188,591
16,240	News Corp., Class A Shares	276,080
42,000	News Corp., Class B Shares	738,360
130,800	Time Warner Inc. (a)	2,354,400
55,000	The Walt Disney Co.	1,574,650
8,610	WPP Group PLC, Sponsored ADR	467,179

		11,433,069

Multi-Line Retail - 1.1%
12,500	J.C. Penney Co., Inc.	534,000
9,000	Target Corp.	456,930
13,000	Wal-Mart de Mexico, SA de CV, Sponsored ADR	447,936

		1,438,866

Specialty Retail - 2.1%
17,000	Bed Bath & Beyond Inc. (a)	684,930
80,000	Charming Shoppes, Inc. (a)	664,000
34,795	The Home Depot, Inc.	1,435,642

		2,784,572

	TOTAL CONSUMER DISCRETIONARY	17,714,937

CONSUMER STAPLES - 9.4%
Beverages - 2.9%
46,700	The Coca-Cola Co.	1,937,583
13,840	Diageo PLC, Sponsored ADR	759,955
21,740	PepsiCo, Inc.	1,167,438

		3,864,976

Food & Drug Retailing - 1.4%
39,790	The Kroger Co. (a)	680,409
15,140	Seven-Eleven Japan Co., Ltd., ADR	459,520
43,930	Tesco PLC, Sponsored ADR	766,223

		1,906,152

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Food Products -1.8%
26,100	Groupe Danone, Sponsored ADR	$485,721
10,980	Nestle SA, Sponsored ADR	720,605
15,640	Wm. Wrigley Jr. Co.	1,100,900

		2,307,226

Household Products - 0.4%
9,040	Kimberly-Clark Corp.	592,210

Personal Products - 1.8%
45,500	The Gillette Co.	2,307,760

Tobacco - 1.1%
21,800	Altria Group, Inc.	1,391,494

	TOTAL CONSUMER STAPLES	12,369,818

ENERGY - 6.0%
Energy Equipment & Services - 1.9%
20,000	Grant Prideco, Inc. (a)	392,000
7,500	Nabors Industries, Ltd. (a)	378,000
8,000	Noble Corp.	426,800
24,500	Weatherford International Ltd. (a)	1,329,615

		2,526,415

Oil & Gas - 4.1%
22,870	BP PLC, Sponsored ADR	1,363,509
18,800	Exxon Mobil Corp.	970,080
30,500	Royal Dutch Petroleum Co., New York Shares	1,783,335
12,200	Total SA, Sponsored ADR	1,312,110

		5,429,034

	TOTAL ENERGY	7,955,449

FINANCIALS - 15.2%
Banks - 4.8%
23,710	Bank of America Corp.	1,099,433
8,290	Bank of Ireland, Sponsored ADR	530,228
20,110	The Bank of New York Co., Inc.	597,468
5,000	HSBC Holdings PLC, Sponsored ADR	415,150
76,230	Mitsubishi Tokyo Financial Group, Inc., ADR	725,710
30,000	New York Community Bancorp, Inc.	534,900
7,000	UBS AG	569,660
26,060	United Overseas Bank Ltd, Sponsored ADR	442,666
14,075	Wachovia Corp.	772,014
14,320	Washington Mutual, Inc.	577,812

		6,265,041

Diversified Financials - 6.6%
10,840	American Express Co.	578,314
10,500	Capital One Financial Corp.	821,940
5,795	The Goldman Sachs Group, Inc.	624,991
15,960	ING Groep N.V., Sponsored ADR	460,606

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 6.6% (continued)
18,000	J.P. Morgan Chase & Co.	$671,940
14,500	Lehman Brothers Holdings Inc.	1,322,255
47,900	Merrill Lynch & Co., Inc.	2,877,353
11,065	Morgan Stanley	619,198
49,910	Nomura Holdings Inc., ADR	660,309

		8,636,906

Insurance - 3.8%
47,700	American International Group, Inc.	3,162,033
18,500	AXA, Sponsored ADR	448,995
12	Berkshire Hathaway Inc., Class A Shares (a)	1,078,800
9,180	The St. Paul Travelers Cos., Inc.	344,617

		5,034,445

	TOTAL FINANCIALS	19,936,392

HEALTHCARE - 17.2%
Biotechnology - 8.3%
28,900	Alkermes, Inc. (a)	366,163
29,400	Amgen Inc. (a)	1,829,856
32,700	Biogen Idec Inc. (a)	2,124,192
55,200	Chiron Corp. (a)	1,813,320
22,400	Genentech, Inc. (a)	1,068,704
32,300	Genzyme Corp. (a)	1,880,183
150,000	Isis Pharmaceuticals, Inc. (a)	762,000
68,998	Millennium Pharmaceuticals, Inc. (a)	635,472
75,000	Nanogen, Inc. (a)	386,250

		10,866,140

Healthcare Providers & Services - 1.4%
21,000	UnitedHealth Group Inc.	1,866,900

Pharmaceuticals - 7.5%
32,000	Forest Laboratories, Inc. (a)	1,328,960
28,320	GlaxoSmithKline PLC, ADR	1,262,222
36,455	Johnson & Johnson	2,358,638
9,500	Novartis AG, ADR	454,860
8,000	Novo-Nordisk A/S, Sponsored ADR	427,600
119,000	Pfizer Inc.	2,875,040
31,645	Schering-Plough Corp.	587,331
15,140	Wyeth	599,998

		9,894,649

	TOTAL HEALTHCARE	22,627,689

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.8%
8,970	The Boeing Co.	$453,882
19,400	L-3 Communications Holdings, Inc.	1,385,354
15,900	Raytheon Co.	594,660

		2,433,896

Commercial Services & Supplies - 0.4%
8,525	Avery Dennison Corp.	512,267

Industrial Conglomerates - 3.2%
40,100	General Electric Co.	1,448,813
22,100	Honeywell International Inc.	795,158
10,000	Hutchison Whampoa Ltd., ADR	455,134
40,000	Tyco International Ltd.	1,445,600

		4,144,705

Machinery - 0.8%
37,500	Pall Corp.	1,009,875

	TOTAL INDUSTRIALS	8,100,743

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 3.0%
75,000	C-COR Inc. (a)	597,750
86,800	Cisco Systems, Inc. (a)	1,565,872
22,000	Comverse Technology, Inc. (a)	491,700
84,700	Nokia Oyj, Sponsored ADR	1,294,216

		3,949,538

Computers & Peripherals - 3.7%
37,920	Dell Inc. (a)	1,583,539
39,300	Hewlett-Packard Co.	769,887
8,660	International Business Machines Corp.	809,017
8,500	Lexmark International, Inc., Class A Shares (a)	708,475
123,700	Maxtor Corp. (a)	585,101
18,820	SanDisk Corp. (a)	464,854

		4,920,873

Electronic Equipment & Instruments - 0.9%
13,500	Mettler-Toledo International Inc. (a)	677,160
92,300	Solectron Corp. (a)	458,731

		1,135,891

Internet Software & Services - 1.2%
62,890	IAC/InterActiveCorp (a)	1,523,825

Office Electronics - 0.6%
14,000	Canon Inc., Sponsored ADR	736,120

Semiconductor Equipment & Products - 4.4%
17,000	Cree, Inc. (a)	408,510
102,200	Intel Corp.	2,294,390
101,250	Micron Technology, Inc. (a)	1,054,012
88,500	Texas Instruments Inc.	2,054,085

		5,810,997

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Software - 3.7%
23,000	Advent Software, Inc. (a)	$442,750
36,000	Autodesk, Inc.	1,057,320
104,375	Microsoft Corp.	2,742,975
16,920	SAP AG, Sponsored ADR	655,142

		4,898,187

	TOTAL INFORMATION TECHNOLOGY	22,975,431

MATERIALS - 2.4%
Chemicals - 0.8%
6,730	BASF AG, Sponsored ADR	461,745
16,390	BOC Group PLC, Sponsored ADR	606,430

		1,068,175

Construction Materials - 0.6%
27,040	CRH PLC, Sponsored ADR	720,346

Metals & Mining - 0.4%
4,040	Rio Tinto PLC, Sponsored ADR	507,424

Paper & Forest Products - 0.6%
20,600	International Paper Co.	806,490

	TOTAL MATERIALS	3,102,435

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.8%
17,975	AT&T Corp.	344,940
40,000	MCI Inc.	771,600
23,000	Nippon Telegraph and Telephone Corp., ADR	483,460
28,200	SBC Communications Inc.	670,032
7,700	Telefonica S.A., Sponsored ADR	419,727
26,595	Verizon Communications Inc.	946,516

		3,636,275

Wireless Telecommunication Services - 1.5%
25,000	Nextel Communications, Inc., Class A Shares (a)	717,250
23,000	SK Telecom Co., Ltd, Sponsored ADR	459,080
30,000	Vodafone Group PLC, Sponsored ADR	779,400

		1,955,730

	TOTAL TELECOMMUNICATION SERVICES	5,592,005

UTILITIES - 1.1%
Electric Utilities - 0.4%
22,220	Endesa, S.A., Sponsored ADR	505,061

Gas Utilities - 0.7%
239,100	Hong Kong & China Gas, Sponsored ADR	496,587
10,500	KeySpan Corp.	414,435

		911,022

	TOTAL UTILITIES	1,416,083

	TOTAL COMMON STOCK
	(Cost - $128,023,662)	121,790,982

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 6.6%
$8,597,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $8,597,597; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value - $8,768,967) (Cost - $8,597,000)	$8,597,000

	TOTAL INVESTMENTS - 99.4% (Cost - $136,620,662**)	130,387,982
	Other Assets in Excess of Liabilities - 0.6%	846,651

	TOTAL NET ASSETS - 100.0%	$131,234,633

(a)	Non-income producing security

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — Global All Cap Growth and Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets and in over-the-counter markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. U.S. Government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices or relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Fund Concentration. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund.

Notes to Schedule of Investments (unaudited) (continued)

Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,401,166
Gross unrealized depreciation	(18,633,846)

Net unrealized depreciation	$(6,232,680)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 29, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	March 29, 2005